Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen- sation Table Total for First PEO (1) ($)	Summary Compen- sation Table Total for Second PEO (1) ($)	Compen- sation Actually Paid to First PEO (1), (2), (3) ($)	Compen- sation Actually Paid to Second PPO (1), (2), (3) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs (1) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs (1),(2), (3) ($)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($ Millions)	FFO (5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	—	6,508,953	—	5,989,879	1,215,964	813,185	140.74	113.35	35	188
2022	—	5,532,534	—	3,702,409	1,490,192	1,057,653	124.77	99.67	334	468
2021	—	5,690,852	—	6,965,292	1,479,821	1,625,874	156.00	131.78	424	528
2020	6,838,249	—	9,713,519	—	1,735,782	2,345,324	119.32	92.00	167	302

(1) Michael J. Covey was our PEO for 2020. Eric J. Cremers was our PEO for 2021, 2022 and 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Jerald W. Richards	Jerald W. Richards	Jerald W. Richards	Jerald W. Richards
Eric J. Cremers	Ashlee Townsend Cribb	Ashlee Townsend Cribb	Wayne Wasechek
Thomas J. Temple	Thomas J. Temple	Michele L. Tyler	Ashlee Townsend Cribb
Michele L. Tyler	Michele L. Tyler	Darin R. Ball	Michele L. Tyler
—	Darin R. Ball	—	Darin R. Ball

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s named executive officers during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments. Adjustments for 2023 are described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs, which are set forth below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Eric J. Cremers ($)	Exclusion of Change in Pension Value for Eric J. Cremers ($)	Exclusion of Stock Awards for Eric J. Cremers ($)	Inclusion of Pension Service Cost for Eric J. Cremers ($)	Inclusion of Equity Values for Eric J. Cremers ($)	Compensation Actually Paid to Eric J. Cremers ($)
2023	6,508,953	(1,267,426)	(3,112,639)	264,257	3,596,734	5,989,879

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,215,964	(59,538)	(594,100)	12,902	237,957	813,185

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Eric J. Cremers ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Eric J. Cremers ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Eric J. Cremers ($)	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Eric J. Cremers ($)	Total - Inclusion of Equity Values for Eric J. Cremers ($)
2023	3,290,709	35,535	—	270,490	—	—	3,596,734

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	430,525	32,780	—	24,008	(249,356)	—	237,957

(4) The Peer Group TSR set forth in this table utilizes the NAREIT Equity Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NAREIT Equity Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined FFO to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. For a description of how FFO is calculated from our audited financial statements, see “Compensation Discussion and Analysis - 2023 Annual Cash Incentive Awards - 2023 Financial Performance Metrics and Results” above. This performance measure may not have been the most important financial performance measure in prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	Michael J. Covey was our PEO for 2020. Eric J. Cremers was our PEO for 2021, 2022 and 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Jerald W. Richards	Jerald W. Richards	Jerald W. Richards	Jerald W. Richards
Eric J. Cremers	Ashlee Townsend Cribb	Ashlee Townsend Cribb	Wayne Wasechek
Thomas J. Temple	Thomas J. Temple	Michele L. Tyler	Ashlee Townsend Cribb
Michele L. Tyler	Michele L. Tyler	Darin R. Ball	Michele L. Tyler
—	Darin R. Ball	—	Darin R. Ball

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NAREIT Equity Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NAREIT Equity Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs, which are set forth below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Eric J. Cremers ($)	Exclusion of Change in Pension Value for Eric J. Cremers ($)	Exclusion of Stock Awards for Eric J. Cremers ($)	Inclusion of Pension Service Cost for Eric J. Cremers ($)	Inclusion of Equity Values for Eric J. Cremers ($)	Compensation Actually Paid to Eric J. Cremers ($)
2023	6,508,953	(1,267,426)	(3,112,639)	264,257	3,596,734	5,989,879

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Eric J. Cremers ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Eric J. Cremers ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Eric J. Cremers ($)	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Eric J. Cremers ($)	Total - Inclusion of Equity Values for Eric J. Cremers ($)
2023	3,290,709	35,535	—	270,490	—	—	3,596,734

Non-PEO NEO Average Total Compensation Amount	$ 1,215,964	$ 1,490,192	$ 1,479,821	$ 1,735,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 813,185	1,057,653	1,625,874	2,345,324
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs, which are set forth below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,215,964	(59,538)	(594,100)	12,902	237,957	813,185

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	430,525	32,780	—	24,008	(249,356)	—	237,957

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR over the four most recently completed fiscal years, and the NAREIT Equity Index over the same period.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and FFO

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our FFO during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and other Non-PEO NEOs for 2023 to company performance. We break out this table into a separate list for our PEO and for each of our Non-PEO NEOs for 2023. The measures in this table are not ranked.

Eric J. Cremers	Jerald W. Richards	Wayne Wasechek	Ashlee Townsend Cribb	Michele L. Tyler	Darin R. Ball
FFO	FFO	FFO	FFO	FFO	FFO
TSR	TSR	TSR	TSR	TSR	TSR
—	—		EBITDDA	—	EBITDDA

Total Shareholder Return Amount	$ 140.74	124.77	156	119.32
Peer Group Total Shareholder Return Amount	113.35	99.67	131.78	92
Net Income (Loss)	$ 35,000,000	$ 334,000,000	$ 424,000,000	$ 167,000,000
Company Selected Measure Amount	188,000,000	468,000,000	528,000,000	302,000,000
PEO Name	Eric J. Cremers	Eric J. Cremers	Eric J. Cremers	Michael J. Covey
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We determined FFO to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. For a description of how FFO is calculated from our audited financial statements, see “Compensation Discussion and Analysis - 2023 Annual Cash Incentive Awards - 2023 Financial Performance Metrics and Results” above. This performance measure may not have been the most important financial performance measure in prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Michael J. Covey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,838,249
PEO Actually Paid Compensation Amount				$ 9,713,519
Eric J. Cremers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,508,953	$ 5,532,534	$ 5,690,852
PEO Actually Paid Compensation Amount	$ 5,989,879	$ 3,702,409	$ 6,965,292
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	FFO
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	TSR
PEO | Eric J. Cremers [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,267,426)
PEO | Eric J. Cremers [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,112,639)
PEO | Eric J. Cremers [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	264,257
PEO | Eric J. Cremers [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,596,734
PEO | Eric J. Cremers [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,290,709
PEO | Eric J. Cremers [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,535
PEO | Eric J. Cremers [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 270,490
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	FFO
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	EBITDDA
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (59,538)
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(594,100)
Non-PEO NEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,902
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,957
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,525
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,780
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,008
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (249,356)